Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC Capital Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus
HC Strategic Shares
Dated November 1, 2021
HC Capital Trust
The date of this Supplement is December 14, 2021
The Intermediate Term Municipal Bond Portfolio (the “Portfolio”): The prospectus is supplemented to reflect the corrected disclosures on page 121 in which the 1st paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg 3‑10 Year Blend (2‑12) Total Return Index, currently 3 to 33 years. The Portfolio’s actual average maturity was 6.61 years as of June 30, 2021. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed‑end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

The Intermediate Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus
HC Strategic Shares
Dated November 1, 2021
HC Capital Trust
The date of this Supplement is December 14, 2021
The Intermediate Term Municipal Bond Portfolio (the “Portfolio”): The prospectus is supplemented to reflect the corrected disclosures on page 121 in which the 1st paragraph is deleted and replaced by:
Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy of the Portfolio and may not be changed without shareholder approval. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moodys, “BBB” or higher by Standard & Poor’s) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity that is within the range of the average portfolio maturity in the Bloomberg 3‑10 Year Blend (2‑12) Total Return Index, currently 3 to 33 years. The Portfolio’s actual average maturity was 6.61 years as of June 30, 2021. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio is also authorized to invest in securities issued by other investment companies, such as ETFs and closed‑end funds, that invest in Municipal Securities. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. The Portfolio may engage in transactions involving instruments such as option or futures contracts in order to hedge against investment risks, seek to efficiently obtain or adjust exposure to certain securities or groups of securities, or otherwise to increase returns. The Portfolio may also write (sell) call options and put options, in order to receive premiums, on individual securities, broad-based market indexes, and/or on substitutes for such indexes, which may include futures contracts or exchange-traded funds. The Portfolio normally writes covered call and put options which have an initial maturity of up to nine months and that are “out of the money” at the time of initiation such that the call options sold generally will be above the current price level of the index when written and the exercise price of put options sold generally will be below the current price level of the index when written. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.